PROPERTY AND EQUIPMENT	12 Months Ended
Feb. 23, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT
Property and equipment consisted of the following (in millions):

	February 23, 2019	February 24, 2018
Land	$2,382.7	$2,624.7
Buildings	4,968.4	5,407.9
Property under construction	652.2	579.3
Leasehold improvements	1,468.3	1,367.5
Fixtures and equipment	5,132.1	4,488.9
Property under capital leases	970.8	1,037.1

Total property and equipment	15,574.5	15,505.4
Accumulated depreciation and amortization	(5,713.2)	(4,735.1)

Total property and equipment, net	$9,861.3	$10,770.3

Depreciation expense was $1,257.7 million, $1,330.5 million and $1,245.5 million for fiscal 2018, fiscal 2017 and fiscal 2016, respectively. Amortization expense related to capitalized lease assets was $101.4 million, $120.2 million and $144.5 million in fiscal 2018, fiscal 2017 and fiscal 2016, respectively. Fixed asset impairment losses of $31.0 million, $78.8 million and $39.5 million were recorded as a component of Gain (loss) on property dispositions and impairment losses, net in fiscal 2018, fiscal 2017 and fiscal 2016, respectively. The impairment losses primarily relate to assets in underperforming stores.